Disaggregated Revenue Data (Details) - Schedule of breakdown of the company’s revenue by revenue stream - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Breakdown Of The Company SRevenue By Revenue Stream Abstract
Software as a Service	$ 5,253	$ 2,796
Advertising services	3,404
Software licenses	28	118
Software support services	113	217
Total revenues	$ 8,798	$ 3,131